SHAREHOLDER' DEFICIENCY (Schedule of Fair Value of Options Granted) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
SHAREHOLDER' DEFICIENCY [Abstract]
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	64.00%	92.00%	99.00%
Risk-free interest rate	1.50%	1.50%	2.02%
Expected life	4 years	4 years	4 years